Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 25, 2014
Debt Disclosure [Abstract]
2014	$ 25,000
2015	25,000
2016	217,500
2017	249,864
2018	0
Thereafter	299,736
Carrying value of notes	$ 817,100